Loans Receivable and Allowance for Loan Losses (Financing Receivable Credit Quality Indicators) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 936,199	$ 852,465	$ 782,074
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	883,162	780,024
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	25,123	28,231
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	22,233	36,526
Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	5,681	7,108
Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		576
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	202,926	218,085	234,435
Residential [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	190,054	203,317
Residential [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	6,300	5,316
Residential [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	5,653	7,632
Residential [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	919	1,437
Residential [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		383
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	588,268	472,424	410,212
Commercial & Multi-family [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	556,814	426,983
Commercial & Multi-family [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	15,036	19,620
Commercial & Multi-family [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	13,206	23,618
Commercial & Multi-family [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	3,212	2,203
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	23,310	17,000	17,848
Construction [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	22,739	13,697
Construction [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	441	2,619
Construction [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	130	684
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	59,668	74,573	54,160
Commercial Business [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	54,100	67,593
Commercial Business [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,696	2,827
Commercial Business [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,452	1,245
Commercial Business [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,420	2,784
Commercial Business [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		124
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	60,393	69,075	63,603
Home Equity [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	57,857	67,126
Home Equity [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,091	468
Home Equity [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,445	1,412
Home Equity [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		69
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,634	1,308	1,816
Consumer [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,598	1,308
Consumer [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 36